UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
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Address:  35 Old Tavern Rd, 2nd Floor
          ----------------------------------------------------------------------
          Orange, CT 06477
          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Heather Leonard
          ----------------------------------------------------------------------
Title:    Chief Compliance Officer
          ----------------------------------------------------------------------
Phone:    (203) 891-8377
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Heather Leonard                           Orange, Ct              08-10-2010
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 49
                                        -------------------

Form 13F Information Table Value Total: $466,674
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Foxhall Capital Management, Inc.
FORM 13F
30-June-2010


                                                                                                     Voting Authority
                                                                                                   --------------------
                                 Title of             Value        Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   class     CUSIP      (x$1000)     Prn Amt     Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------   --------  ---------  --------     ----------  ---  ----  -------  --------  ------- ------  ----

ACME PACKET INC                   CS       004764106       409.00    15,210.00  SH         Sole                5260    0        9950
AMERICAN CAP LTD                  CS       02503Y103       392.00    81,250.00  SH         Sole               28005    0       53245
AMERIGROUP CORP                   CS       03073T102       385.00    11,845.00  SH         Sole                4050    0        7795
ATLAS AIR WORLDWIDE HLDGS IN      CS       049164205       396.00     8,336.00  SH         Sole                2876    0        5460
CHILDRENS PL RETAIL STORES I      CS       168905107       398.00     9,040.00  SH         Sole                3100    0        5940
CHIPOTLE MEXICAN GRILL INC        CS       169656105       401.00     2,930.00  SH         Sole                1020    0        1910
CLAYMORE EXCHANGE TRADED FD SA    ETF      18383M209    21,404.00   842,999.00  SH         Sole              226030    0      616969
COINSTAR INC                      CS       19259P300       344.00     8,015.00  SH         Sole                2710    0        5305
DG FASTCHANNEL INC                CS       23326R109       330.00    10,130.00  SH         Sole                3440    0        6690
DILLARDS INC                      CS       254067101       342.00    15,890.00  SH         Sole                5415    0       10475
ESTERLINE TECHNOLOGIES CORP       CS       297425100       385.00     8,105.00  SH         Sole                2770    0        5335
F5 NETWORKS INC                   CS       315616102       419.00     6,110.00  SH         Sole                2115    0        3995
HEALTH MGMT ASSOC INC NEW         CS       421933102       376.00    48,335.00  SH         Sole               16445    0       31890
ISHARES SILVER TRUST ISHARES      ETF      46428Q109    16,632.00   913,346.00  SH         Sole               35840    0      877506
ISHARES TR                        ETF      464288505    21,452.00   307,756.00  SH         Sole               82605    0      225151
ISHARES TR 1-3 YR TRS BD          ETF      464287457    93,864.00 1,115,832.00  SH         Sole              304802    0      811030
ISHARES TR LEHMAN SH TREA         ETF      464288679    90,040.00   816,838.00  SH         Sole              228249    0      588589
ISHARES TR MSCI EAFE IDX          ETF      464287465    17,981.00   386,605.00  SH         Sole               96495    0      290110
ISHARES TR MSCI EMERG MKT         ETF      464287234    33,463.00   896,655.00  SH         Sole              212220    0      684435
ISHARES TR SANDP SMLCP GROW       ETF      464287887    21,744.00   381,868.00  SH         Sole              102415    0      279453
JOS A BANK CLOTHIERS INC          CS       480838101       372.00     6,890.00  SH         Sole                2340    0        4550
LINCARE HLDGS INC                 CS       532791100       438.00    13,459.00  SH         Sole                4628    0        8831
MARKET VECTORS ETF TR RVE HARD    ETF      57060U795    15,664.00   557,251.00  SH         Sole              151415    0      405836
OLD REP INTL CORP                 CS       680223104       387.00    31,945.00  SH         Sole               10915    0       21030
PAREXEL INTL CORP                 CS       699462107       413.00    19,055.00  SH         Sole                6575    0       12480
PIMCO ETF TR 1-3YR USTREIDX       ETF      72201R106       751.00    14,805.00  SH         Sole               14805    0           0
POLARIS INDS INC                  CS       731068102       393.00     7,200.00  SH         Sole                2465    0        4735
PORTFOLIO RECOVERY ASSOCS IN      CS       73640Q105       418.00     6,265.00  SH         Sole                2155    0        4110
POWERSHARES ETF TRUST HI YLD E    ETF      73935X302    22,310.00 2,906,860.00  SH         Sole              780485    0     2126375
POWERSHARES VRDO TAX FREE WEEK    ETF      73936T433       482.00    19,305.00  SH         Sole               19305    0           0
POWERSHS DB MULTI SECT COMM DB    ETF      73936B309     1,704.00    51,645.00  SH         Sole               51645    0           0
POWERSHS DB MULTI SECT COMM DB    ETF      73936B606     5,406.00   122,000.00  SH         Sole              122000    0           0
POWERSHS DB US DOLLAR INDEX DO    ETF      73936D107    17,625.00   703,296.00  SH         Sole               56685    0      646611
PSYCHIATRIC SOLUTIONS INC         CS       74439H108       430.00    13,150.00  SH         Sole                4505    0        8645
SALIX PHARMACEUTICALS INC         CS       795435106       464.00    11,890.00  SH         Sole                4065    0        7825
SKECHERS U S A INC                CS       830566105       428.00    11,710.00  SH         Sole                4050    0        7660
SOTHEBYS HLDGS INC                CS       835898107       315.00    13,790.00  SH         Sole                4790    0        9000
SPDR BARCLAYS CAPITAL 1-3 MONT    ETF      78464A680    32,892.00   717,104.00  SH         Sole              346652    0      370452
SPDR GOLD TRUST GOLD SHS          ETF      78463V107    16,810.00   138,149.00  SH         Sole                5405    0      132744
SUNSTONE HOTEL INVS INC NEW       CS       867892101       399.00    40,195.00  SH         Sole               13910    0       26285
TALBOTS INC                       CS       874161102       312.00    30,255.00  SH         Sole               10055    0       20200
TELLABS INC                       CS       879664100       342.00    53,470.00  SH         Sole               17840    0       35630
TEMPUR PEDIC INTL INC             CS       88023U101       404.00    13,150.00  SH         Sole                4575    0        8575
THORATEC CORP                     CS       885175307       408.00     9,555.00  SH         Sole                3315    0        6240
TRACTOR SUPPLY CO                 CS       892356106       394.00     6,455.00  SH         Sole                2210    0        4245
VALASSIS COMMUNICATIONS INC       CS       918866104       384.00    12,105.00  SH         Sole                4145    0        7960
VANGUARD INTL EQUITY INDEX F E    ETF      922042858     3,202.00    84,275.00  SH         Sole               84275    0           0
VIVUS INC                         CS       928551100       329.00    34,285.00  SH         Sole               11400    0       22885
WISDOMTREE TRUST MIDCAP DIVI F    ETF      97717W505    21,641.00   514,171.00  SH         Sole              138050    0      376121
REPORT SUMMARY: 49 DATA RECORDS                        466,674.00         0.00  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.
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